Annual Total Returns - Fidelity Freedom® 2020 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-08 - Fidelity Freedom® 2020 Fund	May 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Class K6
Bar Chart Table:
Annual Return 2018	(5.03%)
Annual Return 2019	18.15%
Annual Return 2020	13.94%